Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

VALUATION AND QUALIFYING ACCOUNTS

(dollar and share amounts in thousands, except per share data or as otherwise disclosed)

	Accounts Receivable Allowances	Valuation Allowances on Net Deferred Tax Assets
Balance as of September 30, 2020	$23,419	$69,455
Charged to costs and expenses	10,345	6,382
Charged to other accounts	156	3,720(1)
Deductions	(13,855)(3)	(14,007)(2)
Balance as of September 30, 2021	20,065	65,550
Charged to costs and expenses	8,263	3,840
Charged to other accounts	(424)	584(1)
Deductions	(11,277)(5)	(13,106)(4)
Balance as of September 30, 2022	16,627	56,868
Charged to costs and expenses	6,876	7,144
Charged to other accounts	(937)	7,449(1)
Deductions	(2,765)(7)	(5,296)(6)
Balance as of September 30, 2023	$19,801	$66,165

(1)
Includes valuation allowances on deferred tax assets incurred in connection with an acquisition.
(2)
$1,557 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
(3)
$8,486 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.
(4)
$4,684 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
(5)
$6,361 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.
(6)
$1,176 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
(7)
$2,126 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.